STOCKHOLDERS' EQUITY AND REGULATORY CAPITAL (Tables)	12 Months Ended
Jun. 30, 2016
Banking and Thrift [Abstract]
Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations [Table Text Block]
To be categorized as “well-capitalized” the Banks must maintain minimum capital ratios as set forth in the following tables:

As of June 30, 2016
					Minimum
					Requirement
			Minimum		To be “Well-
			Requirement		Capitalized” Under
			For Capital		Prompt Corrective
	Actual		Adequacy Purposes		Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in thousands)
Risk-based capital:
Common Equity Tier 1 capital ratio
Kentucky First Federal	$52,977	31.4%	$7,597	4.5%	N/A	N/A
First Federal of Hazard	18,035	50.1	1,618	4.5	$2,338	6.5%
First Federal of Kentucky	30,448	22.8	6,016	4.5	8,689	6.5

Tier 1 (core) capital ratio
Kentucky First Federal	52,977	31.4	10,129	6.0	N/A	N/A
First Federal of Hazard	18,035	50.1	2,158	6.0	2,877	8.0
First Federal of Kentucky	30,448	22.8	8,021	6.0	10,694	8.0

Total capital ratio
Kentucky First Federal	54,512	32.3	13,506	8.0	N/A	N/A
First Federal of Hazard	18,486	51.4	2,877	8.0	3,597	10.0
First Federal of Kentucky	31,412	23.5	10,694	8.0	13,368	10.0

Leverage capital:
Tier 1 leverage capital to average assets
Kentucky First Federal	52,977	19.0	11,183	4.0	N/A	N/A
First Federal of Hazard	18,035	24.7	2,927	4.0	3,658	5.0
First Federal of Kentucky	30,448	14.2	8,584	4.0	10,730	5.0

As of June 30, 2015
					Minimum
					Requirement
			Minimum		To be “Well-
			Requirement		Capitalized” Under
			For Capital		Prompt Corrective
	Actual		Adequacy Purposes		Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in thousands)
Risk-based capital:
Common Equity Tier 1 capital ratio
Kentucky First Federal	$52,768	31.9%	$7,443	4.5%	N/A	N/A
First Federal of Hazard	16,478	43.8	1,694	4.5	$2,447	6.5%
First Federal of Kentucky	32,104	25.1	5,763	4.5	8,324	6.5

Tier 1 (core) capital ratio
Kentucky First Federal	52,768	31.9	9,923	6.0	N/A	N/A
First Federal of Hazard	16,478	43.8	2,259	6.0	3,012	8.0
First Federal of Kentucky	32,104	25.1	7,684	6.0	10,245	8.0

Total capital ratio
Kentucky First Federal	54,386	32.9	13,231	8.0	N/A	N/A
First Federal of Hazard	16,950	45.0	3,012	8.0	3,765	10.0
First Federal of Kentucky	33,101	25.9	10,245	8.0	12,806	10.0

Leverage capital:
Tier 1 leverage capital to average assets
Kentucky First Federal	52,768	18.7	11,312	4.0	N/A	N/A
First Federal of Hazard	16,478	21.8	3,023	4.0	3,779	5.0
First Federal of Kentucky	32,104	14.9	8,645	4.0	10,807	5.0